Accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting policies
Schedule of estimated effect on the consolidated equity attributable to the Group and on consolidated profit of a 1% change in the euro against the corresponding currency

The estimated effect on the consolidated equity attributable to the Group and on consolidated profit of a 1% appreciation of the euro against the corresponding currency is as follows:

	Million of euros
	Effect on consolidated equity			Effect on consolidated profit
Currency	2018	2017	2016	2018	2017	2016

US dollar	(162.3)	(157.9)	(187.1)	(4.1)	(1.4)	(4.5)
Chilean peso	(22.9)	(29.0)	(27.9)	(5.1)	(1.8)	(4.2)
Pound sterling	(171.2)	(176.6)	(184.9)	(4.5)	(3.1)	(10.0)
Mexican peso	(18.3)	(16.0)	(16.2)	(1.7)	(1.2)	(5.4)
Brazilian real	(85.6)	(93.1)	(122.3)	(5.6)	(6.5)	(6.3)
Polish zloty	(36.2)	(34.5)	(31.5)	(4.2)	(1.5)	(3.3)
Argentine peso	(7.8)	(7.4)	(9.0)	(0.6)	(3.5)	(3.3)

Similarly, the estimated effect on the Group’s consolidated equity and on consolidated profit of a 1% depreciation of the euro against the corresponding currency is as follows:

	Million of euros
	Effect on consolidated equity			Effect on consolidated profit
Currency	2018	2017	2016	2018	2017	2016

US dollar	165.6	161.1	190.8	4.2	1.5	4.5
Chilean peso	23.4	29.6	28.4	5.2	1.8	4.3
Pound sterling	174.7	180.2	188.7	4.6	3.2	10.2
Mexican peso	18.6	16.3	16.5	1.8	1.2	5.5
Brazilian real	87.4	95.0	124.7	5.7	6.6	6.5
Polish zloty	36.9	35.2	32.1	4.2	1.5	3.3
Argentine peso	8.0	7.6	9.2	0.6	3.6	3.3

Summary of fair values of financial assets and liabilities

	Million of euros
	2018 (*)			2017			2016
	Published			Published			Published
	price			price			price
	quotations	Internal		quotations	Internal		quotations	Internal
	in active	models		in active	Models		in active	models
	markets	(Level 2		markets	(Level 2		markets	(Level 2
	(Level 1)	and 3)	Total	(Level 1)	and 3)	Total	(Level 1)	and 3)	Total
Financial assets held for trading	37,108	55,771	92,879	58,215	67,243	125,458	64,259	83,928	148,187
Non-trading financial assets mandatorily at fair value through profit or loss	1,835	8,895	10,730	—	—	—	—	—	—
Financial assets designated at fair value through profit or loss	3,102	54,358	57,460	3,823	30,959	34,782	3,220	28,389	31,609
Financial assets at fair value through other comprehensive income	103,590	17,501	121,091	—	—	—	—	—	—
Financial assets available-for-sale (**)	—	—	—	113,258	18,802	132,060	89,563	25,862	115,425
Hedging derivatives (assets)	—	8,607	8,607	—	8,537	8,537	216	10,161	10,377
Financial liabilities held for trading	16,104	54,239	70,343	21,828	85,796	107,624	20,906	87,859	108,765
Financial liabilities designated at fair value through profit or loss	987	67,071	68,058	769	58,847	59,616	—	40,263	40,263
Hedging derivatives (liabilities)	5	6,358	6,363	8	8,036	8,044	9	8,147	8,156
Liabilities under insurance contracts	—	765	765	—	1,117	1,117	—	652	652

(*)     See further detail regarding the impacts of the entry into force of IFRS9 as of January 1, 2018 (Note 1.b).

(**)   In addition to the financial instruments measured at fair value shown in the foregoing table, at December 31, 2017 and 2016, the Group held equity instruments classified as Financial assets available-for-sale and carried at cost amounting to EUR 1,211 million and EUR 1,349 million, respectively (see Note 51.c).

Schedule of financial instruments at fair value whose measurement was based on internal models (Levels 2 and 3)

	Million of euros
	Fair values calculated using
	internal models at
	12/31/18 (**)
(*)	Level 2	Level 3	Valuation techniques	Main assumptions
ASSETS:	140,659	4,473
Financial assets held for trading	55,033	738
Credit institutions	—	—	Present value method	Yield curves, FX market prices
Customers (***)	205	—	Present value method	Yield curves, FX market prices
Debt and equity instruments	314	153	Present value method	Yield curves, HPI, FX market prices
Derivatives	54,514	585
Swaps	44,423	185	Present value method, Gaussian Copula (****)	Yield curves, FX market prices, HPI, Basis, Liquidity
Exchange rate options	617	2	Black-Scholes Model	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate options	3,778	149	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate futures	—	—	Present value method	Yield curves, FX market prices
Index and securities options	1,118	198	Black-Scholes Model	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Correlation, Liquidity, HPI
Other	4,578	51	Present value method, Advanced stochastic volatility models and other	Yield curves, Volatility surfaces, FX and EQ market prices, Dividends, Correlation, Liquidity, Others
Hedging derivatives	8,586	21
Swaps	7,704	21	Present value method	FX market prices, Yield curves, Basis
Interest rate options	20	—	Black's Model	FX market prices, Yield curves, Volatility surfaces
Other	862	—	Present value method, Advanced stochastic volatility models and other	Yield curves, Volatility surfaces, FX market prices, Credit, Liquidity, Others
Non-trading financial assets mandatorily at fair value through profit or loss	7,492	1,403
Equity instruments	985	462	Present value method	Market price, Interest rates curves, Dividends and Others
Debt instruments	5,085	481	Present value method	Interest rates curves
Loans and receivables (***)	1,422	460	Present value method, swap asset model & CDS	Interest rates curves and Credit curves
Financial assets designated at fair value through profit or loss	53,482	876
Central banks	9,226	—	Present value method	Interest rates curves, FX market prices
Credit institutions	22,897	201	Present value method	Interest rates curves, FX market prices
Customers	21,355	560	Present value method	Interest rates curves, FX market prices, HPI
Debt instruments	4	115	Present value method	Interest rates curves, FX market prices
Financial assets at fair value through other comprehensive income	16,066	1,435
Equity instruments	455	581	Present value method	Market price, Interest rates curves, Dividends and Others
Debt instruments	14,699	165	Present value method	Interest rates curves, FX market prices
Loans and receivables	912	689	Present value method	Interest rates curves, FX market prices and Credit curves
Financial assets available for sale	—	—
Debt instruments	—	—
LIABILITIES	127,991	442
Financial liabilities held for trading	53,950	289
Central banks	—	—	Present value method	Yield curves, FX market prices
Credit institutions	—	—	Present value method	Yield curves, FX market prices
Customers	—	—	Present value method	Yield curves, FX market prices
Derivatives	53,950	289
Swaps	43,489	111	Present value method, Gaussian Copula (****)	Yield curves, FX market prices, Basis, Liquidity, HPI
Exchange rate options	610	7	Black-Scholes Model	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate options	4,411	26	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX market prices, Liquidity
Index and securities options	1,233	143	Black-Scholes Model	Yield curves, FX market prices
Interest rate and equity futures	7	—	Black's Model	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Correlation, Liquidity, HPI
Other	4,200	2	Present value method, Advanced stochastic volatility models and other	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Correlation, Liquidity, HPI
Short positions	—	—	Present value method	Yield curves ,FX & EQ market prices, Equity
Hedging derivatives	6,352	6
Swaps	5,868	6	Present value method	Yield curves ,FX & EQ market prices, Basis
Interest rate options	158	—	Black's Model	Yield curves , Volatility surfaces, FX market prices, Liquidity
Other	326	—	Present value method, Advanced stochastic volatility models and other	Yield curves , Volatility surfaces, FX market prices, Liquidity, Other
Financial liabilities designated at fair value through profit or loss	66,924	147	Present value method	Yield curves, FX market prices
Liabilities under insurance contracts	765	—

	Million of euros
	Fair values calculated using internal models at
	12/31/17 (**)		12/31/16 (**)
	Level 2	Level 3	Level 2	Level 3	Valuation techniques
ASSETS:	124,178	1,363	146,991	1,349
Financial assets held for trading	66,806	437	83,587	341
Credit institutions	1,696	—	3,220	—	Present value method
Customers (***)	8,815	—	9,504	—	Present value method
Debt and equity instruments	335	32	798	40	Present value method
Derivatives	55,960	405	70,065	301
Swaps	44,766	189	53,499	55	Present value method, Gaussian Copula (****)
Exchange rate options	463	5	524	2	Black-Scholes Model
Interest rate options	4,747	162	5,349	173	Black's Model, Heath-Jarrow- Morton Model
Interest rate futures	2	—	1,447	—	Present value method
Index and securities options	1,257	5	1,725	26	Black-Scholes Model
Other	4,725	44	7,521	45	Present value method, Monte Carlo simulation and others
Hedging derivatives	8,519	18	10,134	27
Swaps	7,896	18	9,737	27	Present value method
Interest rate options	13	—	13	—	Black’s Model
Other	610	—	384	—	N/A
Financial assets designated at fair value through profit or loss	30,677	282	28,064	325
Credit institutions	9,889	—	10,069	—	Present value method
Customers (*****)	20,403	72	17,521	74	Present value method
Debt and equity instruments	385	210	474	251	Present value method
Financial assets available-for-sale	18,176	626	25,206	656
Debt and equity instruments	18,176	626	25,206	656	Present value method

LIABILITIES:	153,600	196	136,835	86
Financial liabilities held for trading	85,614	182	87,790	69
Central banks	282	—	1,351	—	Present value method
Credit institutions	292	—	44	—	Present value method
Customers	28,179	—	9,996	—	Present value method
Derivatives	56,860	182	73,481	69
Swaps	45,041	100	57,103	1	Present value method, Gaussian Copula (****)
Exchange rate options	497	9	413	—	Black-Scholes Model
Interest rate options	5,402	19	6,485	21	Black's Model, Heath-Jarrow- Morton Model
Index and securities options	1,527	41	1,672	46	Black-Scholes Model
Interest rate and equity futures	1	—	1,443	—	Black's Model
Other	4,392	13	6,365	1	Present value method, Monte Carlo simulation and others

Short positions	1	—	2,918	—	Present value method
Hedging derivatives	8,029	7	8,138	9
Swaps	7,573	7	6,676	9	Present value method
Interest rate options	287	—	10	—	Black’s Model
Other	169	—	1,452	—	N/A
Financial liabilities designated at fair value through profit or loss	58,840	7	40,255	8	Present value method
Liabilities under insurance contracts	1,117	—	652	—	See Note 15

(*)          See reconciliation of IAS39 as of December 31, 2017 to IFRS9 as of January 1, 2018 (See Note 1.b)

(**)        Level 2 internal models use data based on observable market parameters, while level 3 internal models use significant non-observable inputs in market data.

(***)     Includes mainly short-term loans and reverse repurchase agreements with corporate customers (mainly brokerage and investment companies).

(****)   Includes credit risk derivatives with a net fair value of EUR 0 million at December 31, 2018  (December 31, 2017 and 2016: net fair value of EUR 0 million and EUR-1 million, respectively). These assets and liabilities are measured using the Standard Gaussian Copula Model.

(*****) Includes home mortgage loans to financial institutions in the UK (which are regulated and partly financed by the Government). The fair value of these loans was obtained using observable market variables, including current market transactions with similar amounts and collateral facilitated by the UK Housing Association. Since the Government is involved in these financial institutions, the credit risk spreads have remained stable and are homogeneous in this sector. The results arising from the valuation model are checked against current market transactions.

Schedule of effect on fair value of financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation

							Impacts (Million of euros)
Portfolio/Instrument (*)					Weighted		Unfavourable		Favorable
(Level 3)	Valuation technique	Main unobservable inputs	Range		average		scenario		scenario
Financial assets held for trading
Trading derivatives	Present value method	Curves on TAB indices (**)		(a)		(a)	(0.3)		0.3
		Long-term rates MXN		(a)		(a)	—		—
	Present value method, Modified Black-Scholes Model	HPI forward growth rate	0%‑5%		2.7%		(24.0)		20.7
		HPI spot rate	n/a		783	(***)	(7.8)		7.8
	Interest Rate Curves, FX Market Prices	CPR	n/a		n/a		(163.2)		(84.4)
		Long-term FX volatility	11%‑17%		14.75%		(34.4)		5.0
Financial assets at fair value through other comprehensive income
Debt instruments and equity holdings	Present value method, others	Contingencies for litigation	0%‑100%		29%		(23.8)		9.7
	Present value method, others	Late payment and prepayment rate capital cost long-term profit growth rate	—	(a)	—	(a)	(6.6)		6.6
	Present value method, others	Interest Rate Curves, FX Market Prices and Credit Curves	—	(a)	—	(a)	1.8		(1.8)
	Local Volatility	Long term volatility	n/a		34.0%		244.9		(313.8)
Non-trading financial assets mandatorily at fair value through profit or loss
Credit to customers	Weighted average by probability (according to forecast mortality rates) of European HPI options, using the Black-Scholes model	HPI forward growth rate	0%-5%		2.8%		(6.2)		5.0
Debt instruments and equity instruments		HPI spot rate	n/a		783	(***)	(11.2)		11.2
	TD Black	Spain volatility	n/a		4.7%		2.2		(11.5)
	Model Asset Swap & CDS	Model - Interest Rate Curves and Credit	n/a		7.7%		(19.8)		4.4
	Cvx. Adj (SLN)	Long term volatility	n/a		8.0%		(121.2)		105.1
Financial liabilities held for trading
Trading derivatives	Present value method, modified Black-Scholes Model	HPI forward growth rate	0%‑5%		2.6%		(5.4)		5.8
		HPI spot rate	n/a		722	(***)	(4.9)		4.8
		Curves on TAB indices (**)		(a)		(a)	—		—
	Discounted flows denominated in different currencies	Long-term rates MXN	Bid Offer Spread IRS TIIE 2bp - 6bp X-CCY USD/MXN 3bp - 10bp		IRS TIIE 3bp X-CCY MXN/USD 4bp		(1.2)		1.2

Hedging derivatives (liabilities)	Advanced models of local and stochastic volatility	Correlation between the price of shares	55%-75%		65%		n/a		n/a
	Advanced multi-factor interest rate models	Mean reversion of interest rates	0.0001-0.03		0.01	(****)	—		—

Financial liabilities designated at fair value through profit or loss	—	—	—		—		—	(b)	—	(b)

(*)       See reconciliation of IAS39 as of December 31, 2017 to IFRS9 as of January 1, 2018 (Note 1.b).

(**)     TAB: “Tasa Activa Bancaria” (Active Bank Rate). Average interest rates on 30, 90, 180 and 360-day deposits published by the Chilean Association of Banks and Financial Institutions (ABIF) in nominal currency (Chilean peso) and in real terms, adjusted for inflation (in Chilean unit of account (Unidad de Fomento - UF)).

(***)   There are national and regional HPIs. The HPI spot value is the weighted average of the indices that correspond to the positions of each portfolio. The impact reported is in response to a 10% shift.

(****) Theoretical average value of the parameter. The change made for the favourable scenario is from 0.0001 to 0.03. An unfavourable scenario was not considered as there was no margin for downward movement from the parameter’s current level.

(a)

The exercise was performed for the unobservable inputs described in the column "Main unobservable inputs" under probable scenarios. The weighted average range and value used is not shown because this exercise has been carried out jointly for different inputs or variants of them (for example, the TAB input are vector-term curves, for which there are also nominal and indexed curves to inflation), it is not possible to break down the result in an isolated manner by type of input. In the case of the TAB curve, the result is reported before movements of +/‑100 b.p. for the joint sensitivity of this index in CLP (Chilean peso) and UF. The same applies for interest rates in MXN (Mexican peso).

(b)

The Group calculates the potential impact on the measurement of each instrument on a joint basis, regardless of whether the individual value is positive (assets) or negative (liabilities), and discloses the joint effect associated with the related instruments classified on the asset side of the consolidated balance sheet.

Schedule of changes in financial instruments classified as Level 3

	01-01-2018 (*)	Changes							12/31/2018
	Fair value				Changes in fair	Changes in			Fair value
	calculated using				value	fair value			calculated using
	internal models	Purchases/	Sales/		recognized in	recognized	Level		internal models
Million of euros	(Level 3)	Settlements	Amortization	Settlements	profit or loss	in equity	reclassifications	Other	(Level 3)
Financial assets held for trading	437	85	(26)	(34)	(16)	—	312	(20)	738
Debt instruments and equity instruments	32	22	(6)	(34)	2	—	141	(4)	153
Trading derivatives	405	63	(20)	—	(18)	—	171	(16)	585
Swaps	189	—	(8)	—	4	—	4	(4)	185
Exchange rate options	5	—	—	—	(2)	—	—	(1)	2
Interest rate options	162	—	(3)	—	(16)	—	8	(2)	149
Index and securities options	5	41	(1)	—	(35)	—	195	(7)	198
Other	44	22	(8)	—	31	—	(36)	(2)	51
Hedging derivatives (Assets)	18	—	—	—	3	—	—	—	21
Swaps	18	—	—	—	3	—	—	—	21
Financial assets at fair value through profit or loss	—	105	—	—	19	—	699	53	876
Credit entities	—	—	—	—	(1)	—	202	—	201
Loans and advances to customers	—	—	—	—	6	—	497	57	560
Debt instruments	—	105	—	—	14	—	—	(4)	115
Non-trading financial assets mandatorily at fair value through profit or loss	1,365	66	(30)	(5)	12	—	31	(36)	1,403
Loans and advances to customers	465	56	(22)	—	20	—	—	(59)	460
Debt instruments	518	—	(7)	—	(29)	—	1	(2)	481
Equity instruments	382	10	(1)	(5)	21	—	30	25	462
Financial assets at fair value through other comprehensive income	1,726	162	(238)	—	—	(269)	147	(93)	1,435
TOTAL ASSETS	3,546	418	(294)	(39)	18	(269)	1,189	(96)	4,473

Financial liabilities held for trading	182	41	(95)	—	9	—	161	(9)	289
Trading derivatives	182	41	(95)	—	9	—	161	(9)	289
Swaps	100	—	(7)	—	(7)	—	28	(3)	111
Exchange rate options	9	—	—	—	(2)	—	—	—	7
Interest rate options	19	—	(1)	—	(1)	—	10	(1)	26
Index and securities options	41	41	(87)	—	25	—	128	(5)	143
Others	13	—	—	—	(6)	—	(5)	—	2
Hedging derivatives (Liabilities)	7	—	—	—	(1)	—	—	—	6
Swaps	7	—	—	—	(1)	—	—	—	6
Financial liabilities designated at fair value through profit or loss	7	140	—	—	—	—	—	—	147
TOTAL LIABILITIES	196	181	(95)	—	8	—	161	(9)	442

(*)See reconciliation of IAS39 as of December 31, 2017 to IFRS9 as of January 1, 2018 (Note 1.b).

	2016	Changes								2017
	Fair value					Changes in fair	Changes in			Fair value
	calculated using					value	fair value			calculated using
	internal models					recognized in	recognized	Level		internal models
Million of euros	(Level 3)	Purchases	Sales	Issues	Settlements	profit or loss	in equity	reclassifications	Other	(Level 3)
Financial assets held for trading	341	45	(21)	—	—	(129)	—	200	1	437
Debt and equity instruments	40	—	(7)	—	—	(1)	—	—	—	32
Derivatives	301	45	(14)	—	—	(128)	—	200	1	405
Swaps	55	1	(6)	—	—	(59)	—	200	(2)	189
Exchange rate options	2	5	—	—	—	(2)	—	—	—	5
Interest rate options	173	—	—	—	—	(11)	—	—	—	162
Index and securities options	26	—	(1)	—	—	(18)	—	—	(2)	5
Other	45	39	(7)	—	—	(38)	—	—	5	44
Hedging derivatives (Assets)	27	—	(2)	—	—	(7)	—	—	—	18
Swaps	27	—	(2)	—	—	(7)	—	—	—	18
Financial assets designated at fair value through profit or loss	325	—	(9)	—	—	(20)	—	—	(14)	282
Loans and advances to customers	74	—	(2)	—	—	3	—	—	(3)	72
Debt instruments	237	—	(7)	—	—	(21)	—	—	(10)	199
Equity instruments	14	—	—	—	—	(2)	—	—	(1)	11
Financial assets available-for-sale	656	1	(239)	—	(5)	—	59	(6)	160	626
TOTAL ASSETS	1,349	46	(271)	—	(5)	(156)	59	194	147	1,363

Financial liabilities held for trading	69	33	(3)	—	—	(38)	—	126	(5)	182
Derivatives	69	33	(3)	—	—	(38)	—	126	(5)	182
Swaps	1	—	—	—	—	(26)	—	126	(1)	100
Exchange rate options	—	21	—	—	—	(11)	—	—	(1)	9
Interest rate options	21	—	—	—	—	(2)	—	—	—	19
Index and securities options	46	—	(3)	—	—	—	—	—	(2)	41
Other	1	12	—	—	—	1	—	—	(1)	13
Hedging derivatives (Liabilities)	9	—	—	—	—	(2)	—	—	—	7
Swaps	9	—	—	—	—	(2)	—	—	—	7
Financial liabilities designated at fair value through profit or loss	8	—	—	—	—	—	—	—	(1)	7
TOTAL LIABILITIES	86	33	(3)	—	—	(40)	—	126	(6)	196

	2015	Changes								2016
	Fair value					Changes in fair	Changes in			Fair value
	calculated using					value	fair value			calculated using
	internal models					recognized in	recognized	Level		internal models
Million of euros	(Level 3)	Purchases	Sales	Issues	Settlements	profit or loss	in equity	reclassifications	Other	(Level 3)
Financial assets held for trading	950	—	(157)	—	—	52	—	(489)	(15)	341
Debt and equity instruments	43	—	(5)	—	—	3	—	—	(1)	40
Derivatives	907	—	(152)	—	—	49	—	(489)	(14)	301
Swaps	54	—	—	—	—	(3)	—	—	4	55
Exchange rate options	—	—	—	—	—	2	—	—	—	2
Interest rate options	619	—	(52)	—	—	39	—	(433)	—	173
Index and securities options	120	—	(30)	—	—	(3)	—	(56)	(5)	26
Other	114	—	(70)	—	—	14	—	—	(13)	45
Hedging derivatives (Assets)	18	—	(4)	—	—	13	—	—	—	27
Swaps	18	—	(4)	—	—	13	—	—	—	27
Financial assets designated at fair value through profit or loss	514	—	(7)	—	(104)	6	—	(2)	(82)	325
Loans and advances to customers	81	—	—	—	—	5	—	—	(12)	74
Debt instruments	283	—	(7)	—	—	1	—	—	(40)	237
Equity instruments	150	—	—	—	(104)	—	—	(2)	(30)	14
Financial assets available-for-sale	999	37	(263)	—	(28)	—	(11)	(29)	(49)	656
TOTAL ASSETS	2,481	37	(431)	—	(132)	71	(11)	(520)	(146)	1,349

Financial liabilities held for trading	302	—	(34)	—	—	10	—	(199)	(10)	69
Derivatives	302	—	(34)	—	—	10	—	(199)	(10)	69
Swaps	1	—	—	—	—	—	—	—	—	1
Interest rate options	194	—	(19)	—	—	1	—	(155)	—	21
Index and securities options	107	—	(15)	—	—	8	—	(44)	(10)	46
Other	—	—	—	—	—	1	—	—	—	1
Hedging derivatives (Liabilities)	11	—	(3)	—	—	1	—	—	—	9
Swaps	11	—	(3)	—	—	1	—	—	—	9
Financial liabilities designated at fair value through profit or loss	11	—	—	—	—	—	—	—	(3)	8
TOTAL LIABILITIES	324	—	(37)	—	—	11	—	(199)	(13)	86

Schedule of financial assets and liabilities offset in consolidated balance sheets

	December 31, 2018
	Million of euros
		Gross amount
		of financial	Net amount of
	Gross amount	liabilities offset	financial assets
	of financial	in the balance	presented in the
Assets	assets	sheet	balance sheet

Derivatives	107,055	(42,509)	64,546
Reverse repurchase agreements	79,114	(4,031)	75,083
Total	186,169	(46,540)	139,629

	December 31, 2017
	Million of euros
		Gross amount
		of financial	Net amount of
	Gross amount	liabilities offset	financial assets
	of financial	in the balance	presented in the
Assets	assets	sheet	balance sheet

Derivatives	103,740	(37,960)	65,780
Reverse repurchase agreements	56,701	(7,145)	49,556
Total	160,441	(45,105)	115,336

	December 31, 2016
	Million of euros
		Gross amount
		of financial	Net amount of
	Gross amount	liabilities offset	financial assets
	of financial	in the balance	presented in the
Assets	assets	sheet	balance sheet

Derivatives	127,679	(45,259)	82,420
Reverse repurchase agreements	53,159	(2,213)	50,946
Total	180,838	(47,472)	133,366

	December 31, 2018
	Million of euros
		Gross amount
		of financial	Net amount of
	Gross amount	assets offset	financial liabilities
	of financial	in the balance	presented in the
Liabilities	liabilities	sheet	balance sheet

Derivatives	104,213	(42,509)	61,704
Repurchase agreements	82,201	(4,031)	78,170
Total	186,414	(46,540)	139,874

	December 31, 2017
	Million of euros
		Gross amount
		of financial	Net amount of
	Gross amount	assets offset	financial liabilities
	of financial	in the balance	presented in the
Liabilities	liabilities	sheet	balance sheet

Derivatives	103,896	(37,960)	65,936
Repurchase agreements	110,953	(7,145)	103,808
Total	214,849	(45,105)	169,744

	December 31, 2016
	Million of euros
		Gross amount
		of financial	Net amount of
	Gross amount	assets offset	financial liabilities
	of financial	in the balance	presented in the
Liabilities	liabilities	sheet	balance sheet

Derivatives	127,784	(45,259)	82,525
Repurchase agreements	82,543	(2,213)	80,330
Total	210,327	(47,472)	162,855

Schedule of tangible asset depreciation rates

Average
annual rate
Buildings for own use	2.0%
Furniture	7.7%
Fixtures	7.0%
Office and IT equipment	25.0%
Leasehold improvements	7.0%